Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	29.00%	26.00%	31.00%	26.00%	41.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%	26.00%	10.00%	23.00%
Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	23.00%	13.00%	22.00%	21.00%	13.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.00%	17.00%	7.00%	14.00%
Customer Three [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%	13.00%	10.00%	11.00%	11.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.00%	14.00%	11.00%
Three Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49.00%	65.00%		64.00%
Five Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	61.00%		62.00%
Five Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			54.00%
Customer Four [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			4.00%
Customer Five [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			6.00%